Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	Oncor Electric Delivery Company LLC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001193311